EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 28, 2019 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectuses, Prospectus and Statement of Additional Information dated August 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectuses, Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectuses, Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding proposed changes affecting the following Portfolios to be voted on at a special meeting of shareholders of the Portfolios (the “Meeting”) to be held on March 1, 2019:

EQ/American Century Mid Cap Value Portfolio

EQ/Fidelity Institutional AMSM Large Cap Portfolio

EQ/Franklin Rising Dividends Portfolio

EQ/Franklin Strategic Income Portfolio

EQ/Goldman Sachs Mid Cap Value Portfolio

EQ/Invesco Global Real Estate Portfolio

EQ/Invesco International Growth Portfolio

EQ/Ivy Energy Portfolio

EQ/Ivy Mid Cap Growth Portfolio

EQ/Ivy Science and Technology Portfolio

EQ/Lazard Emerging Markets Equity Portfolio

EQ/MFS International Value Portfolio

EQ/MFS Technology Portfolio

EQ/MFS Utilities Series Portfolio

EQ/PIMCO Real Return Portfolio

EQ/PIMCO Total Return Portfolio

EQ/T. Rowe Price Health Sciences Portfolio

(each, a “Portfolio” and together, the “Portfolios”)

Additional information regarding the proposed changes will be sent to shareholders of each Portfolio as part of the proxy solicitation materials for the Meeting and will also be available for free on the EDGAR database on the SEC’s Internet site at: http://www.sec.gov.

AXA S.A. (“AXA”), a French insurance holding company, anticipates selling all of its ownership interest in its majority-owned U.S. subsidiary, AXA Equitable Holdings, Inc. (“AEH”), which is the indirect parent company of the investment adviser to each of the Portfolios, AXA Equitable Funds Management Group, LLC (“FMG LLC”). This divestment of AEH - and, indirectly, FMG LLC - is expected to take place through a series of sales of AEH’s common stock over time (the “Sell-Down Plan”). To date, AXA has completed an initial public offering (“IPO”) of AEH stock and, as part of the Sell-Down Plan, completed a secondary offering of common stock of AEH and a share buyback by AEH. It is possible that AXA’s further divestment of its remaining ownership in AEH may take place by means of a sale to a single buyer or group of buyers. FMG LLC and its affiliates do not anticipate that the Sell-Down Plan will have a material impact on FMG LLC or any of its affiliates.

The Portfolios are subject to the Investment Company Act of 1940 (“1940 Act”), which provides that any investment advisory agreement, including any investment sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment” includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated as part of the Sell-Down Plan would be deemed a Change of Control Event that would result in the automatic termination of (i) the investment advisory agreement between each Portfolio and FMG LLC and (ii) the investment sub-advisory agreements between FMG LLC and each Portfolio’s current investment sub-adviser. To ensure that FMG LLC and each Portfolio’s current investment sub-adviser may continue to provide advisory and sub-advisory services to the Portfolios without interruption, the Meeting is being called to approve a new investment advisory agreement and new investment sub-advisory agreements.

Shareholders of each Portfolio also will be asked to approve a “manager-of-managers” policy to permit FMG LLC, subject to approval by the Board of Trustees of the Trust, to appoint or replace unaffiliated investment sub-advisers to manage all or a portion of a Portfolio’s assets and enter into, amend or terminate investment sub-advisory agreements with unaffiliated investment sub-advisers without obtaining shareholder approval.

At the Meeting, the shareholders of each Portfolio who are entitled to vote at the Meeting will be asked to approve the proposals applicable to that Portfolio, as described below:

1. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment advisory agreement between FMG LLC and the Trust, on behalf of each Portfolio, and under certain circumstances, any future advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.A. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/American Century Mid Cap Value Portfolio between FMG LLC and American Century Investment Management, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell- Down Plan.

2.B. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/Fidelity Institutional AMSM Large Cap Portfolio between FMG LLC and FIAM LLC, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.C. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/Franklin Rising Dividends Portfolio and EQ/Franklin Strategic Income Portfolio between FMG LLC and Franklin Advisers, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.D. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/Goldman Sachs Mid Cap Value Portfolio between FMG LLC and Goldman Sachs Asset Management, L.P., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.E. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/Invesco Global Real Estate Portfolio and EQ/Invesco International Growth Portfolio between FMG LLC and Invesco Advisers, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.F. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/Ivy Energy Portfolio, EQ/Ivy Mid Cap Growth Portfolio, and EQ/ Ivy Science and Technology Portfolio between FMG LLC and Ivy Investment Management Company, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.G. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/Lazard Emerging Markets Equity Portfolio between FMG LLC and Lazard Asset Management LLC, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.H. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/MFS International Value Portfolio, EQ/MFS Technology Portfolio, and EQ/MFS Utilities Series Portfolio between FMG LLC and Massachusetts Financial Services Company d/b/a MFS Investment Management, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.I. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/PIMCO Real Return Portfolio and EQ/PIMCO Total Return Portfolio between FMG LLC and Pacific Investment Management Company LLC, and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

2.J. Approve, upon a Change of Control Event prompted by the Sell-Down Plan, a new investment sub-advisory agreement for the EQ/T. Rowe Price Health Sciences Portfolio between FMG LLC and T. Rowe Price Associates, Inc., and under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that may occur as part of the Sell-Down Plan.

3. Approve a “manager-of-managers” policy for each Portfolio to permit FMG LLC to enter into or materially amend agreements with unaffiliated investment sub-advisers without obtaining shareholder approval.

The table below indicates which proposals shareholders of each Portfolio are asked to approve at the Meeting.

PORTFOLIOS	1.	2.A.	2.B.	2.C.	2.D.	2.E.	2.F.	2.G.	2.H	2.I	2.J	3.
EQ/American Century Mid Cap Value Portfolio	X	X										X
EQ/Fidelity Institutional AMSM Large Cap Portfolio	X		X									X
EQ/Franklin Rising Dividends Portfolio	X			X								X
EQ/Franklin Strategic Income Portfolio	X			X								X
EQ/Goldman Sachs Mid Cap Value Portfolio	X				X							X
EQ/Invesco Global Real Estate Portfolio	X					X						X
EQ/Invesco International Growth Portfolio	X					X						X
EQ/Ivy Energy Portfolio	X						X					X
EQ/Ivy Mid Cap Growth Portfolio	X						X					X
EQ/Ivy Science and Technology Portfolio	X						X					X
EQ/Lazard Emerging Markets Equity Portfolio	X							X				X
EQ/MFS International Value Portfolio	X								X			X
EQ/MFS Technology Portfolio	X								X			X
EQ/MFS Utilities Series Portfolio	X								X			X
EQ/PIMCO Real Return Portfolio	X									X		X
EQ/PIMCO Total Return Portfolio	X									X		X
EQ/T. Rowe Price Health Sciences Portfolio	X										X	X

*        *        *

4